SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 28, 2013
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Quarter
(Millions of Dollars, except per share amounts)	First	Second	Third	Fourth	Year
2013
Net sales	$2,476.5	$2,859.4	$2,759.3	$2,906.0	$11,001.2
Gross profit	908.6	1,005.9	987.7	1,030.7	3,932.9
Selling, general and administrative expenses	664.7	677.2	669.6	703.1	2,714.6
Net earnings from continuing operations	84.7	197.4	169.6	65.6	517.3
Less: Net loss attributable to non-controlling interest	(0.4)	(0.3)	(0.3)	(0.1)	(1.0)
Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	85.1	197.7	169.9	65.7	518.3
Net loss from discontinued operations	(4.0)	(10.6)	(3.9)	(9.6)	(28.0)
Net earnings attributable to Stanley Black & Decker, Inc.	$81.1	$187.1	$166.0	$56.1	$490.3
Basic earnings (loss) per common share:
Continuing operations	$0.55	$1.27	$1.10	$0.42	$3.34
Discontinued operations	(0.03)	(0.07)	(0.02)	(0.06)	(0.18)
Total basic earnings per common share	$0.52	$1.21	$1.07	$0.36	$3.16
Diluted earnings (loss) per common share:
Continuing operations	$0.53	$1.25	$1.07	$0.41	$3.26
Discontinued operations	(0.02)	(0.07)	(0.02)	(0.06)	(0.18)
Total diluted earnings per common share	$0.51	$1.18	$1.04	$0.35	$3.09
2012
Net sales	$2,414.0	$2,557.2	$2,517.2	$2,659.5	$10,147.9
Gross profit	908.6	928.9	911.9	946.1	3,695.5
Selling, general and administrative expenses	632.6	621.5	609.2	636.6	2,499.9
Net earnings from continuing operations	107.9	128.4	90.0	137.7	464.0
Less: Net (loss) earnings attributable to non-controlling interest	(0.7)	(0.3)	(0.2)	0.4	(0.8)
Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	108.6	128.7	90.2	137.3	464.8
Net earnings from discontinued operations	13.2	26.1	25.0	354.8	419.0
Net earnings attributable to Stanley Black & Decker, Inc.	$121.8	$154.8	$115.2	$492.1	$883.8
Basic earnings per common share:
Continuing operations	$0.66	$0.78	$0.55	$0.85	$2.85
Discontinued operations	0.08	0.16	0.15	2.20	2.57
Total basic earnings per common share	$0.74	$0.94	$0.71	$3.05	$5.41
Diluted earnings per common share:
Continuing operations	$0.64	$0.77	$0.54	$0.83	$2.79
Discontinued operations	0.08	0.15	0.15	2.16	2.51
Total diluted earnings per common share	$0.72	$0.92	$0.69	$2.99	$5.30
The quarterly amounts above have been adjusted for the divestiture of HHI as well as for two small businesses within the Security and Industrial segments, which have been excluded from continuing operations and are reported as discontinued operations. Refer to Note T, Discontinued Operations, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.
During 2013, the Company recognized $394 million ($273 million after tax, or $1.72 per diluted share), in charges on continuing operations primarily associated with merger and acquisitions-related charges pertaining to the Black & Decker merger and Niscayah and Infastech acquisitions, including facility closure-related charges, employee-related charges and integration costs, as well as cost containment charges and a restructuring reversal in the second quarter due to the termination of a previously approved restructuring action. Other charges relate to the loss on extinguishment of debt.
The impact of these merger and acquisition-related charges and effect on diluted earnings per share by quarter was as follows:

Merger and Acquisition-Related Charges	Diluted EPS Impact
• Q1 2013 — $106 million ($81 million after-tax)	$0.51 per diluted share
• Q2 2013 — $5 million (($4) million after-tax)	($0.02) per diluted share
• Q3 2013 — $67 million ($51 million after-tax)	$0.32 per diluted share
• Q4 2013 — $215 million ($144 million after-tax)	$0.91 per diluted share
During 2012, the Company recognized $442 million ($329 million after tax), or $1.97 per diluted share, in charges on continuing operations primarily associated with merger and acquisitions-related charges (including facility closure-related charges, integration-related administration costs and consulting fees, as well as transaction cost), the charges associated with the $200 million in cost actions implemented in 2012, as well as the charges associated with the extinguishment of debt during the third quarter of 2012. The impact of these merger and acquisition-related charges and effect on diluted earnings per share by quarter was as follows:

Merger and Acquisition-Related Charges	Diluted EPS Impact
• Q1 2012 — $80 million ($59 million after-tax)	$0.35 per diluted share
• Q2 2012 — $74 million ($63 million after-tax)	$0.37 per diluted share
• Q3 2012 — $157 million ($113 million after-tax)	$0.68 per diluted share
• Q4 2012 — $131 million ($95 million after-tax)	$0.58 per diluted share
In the third and fourth quarter of 2012, the Company recognized an income tax benefit attributable to the settlement of certain tax contingencies of $7 million, or $0.04 per diluted share, and $42 million, or $0.25 per diluted share, respectively.